STI CLASSIC FUNDS

                         TAX SENSITIVE GROWTH STOCK FUND
                     Supplement Dated October 1, 2002 to the
                     Equity Funds - Trust Shares Prospectus
                              dated October 1, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Under the heading "Portfolio Managers," paragraph 8 on page 42 of the Equity Funds-Trust Shares Prospectus has been deleted and replaced with the following:

Mr. Stuart F. Van Arsdale, CFA, has served as a Managing Director of Trusco since May 2002 and has managed the Tax Sensitive Growth Stock Fund since October 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for DePrince, Race and Zollo from October 1998 to April 2002 and
Senior Vice President and Managing Director of STI Capital Management from January 1980 to September 1998. He has more than 22 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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September 30, 2002


VIA EDGAR
---------

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      STI Classic Funds (File Nos. 33-045671 and 811-06557)
         FILING PURSUANT TO RULE 497(E)
         -----------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated October 1, 2002 to the Equity Funds - Trust Shares Prospectus dated October 1, 2002. The supplement is being filed to reflect new information regarding the Trust's Tax Sensitive Growth Stock Fund.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5808 or Kathleen M. Macpeak at (212) 309-6135.

Sincerely,

/s/Sarah T. Swain

Sarah T. Swain
Investment Management Analyst